Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	21.00%
Valuation allowance percentage against deferred tax assets	100.00%	100.00%
Income tax expiration description	The net operating loss carryforward at December 31, 2020 for the years 2001 to 2017 expires in varying amounts from year 2021 to year 2037.